Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
17.	Related party transactions

For the years ended December 31, 2017, 2018 and 2019, the related party transactions are as follows:

	For the Years Ended December 31,
	2017	2018	2019
Transaction amount with related parties
Service fee charged by a related party	110	—	—
Disposal of subsidiaries	15,515	—	—
Key management’s advance	—	68	—

As of December 31, 2018 and 2019, the related party balances are as follows:

	As of December 31,
	2018	2019
Balance amount with related parties
Amounts due from related parties	68	—